UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Edgar Lomax Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all funds held through your financial intermediary.

Semi-Annual Report

For the period ended
April 30, 2020

EDGAR LOMAX VALUE FUND

Semi-Annual Report
April 30, 2020
Dear Fellow Shareholder:

During the last six months, the market’s recent attraction to “growth” stocks, as opposed to “value” issues, grew considerably as stock prices literally collapsed—upon the arrival of the coronavirus and its dreaded disease, COVID-19—in, perhaps, the quickest and deepest first-quarter market decline in U.S. history.  Stocks were dumped almost indiscriminately, even those of clearly profitable companies (as explained further in the paragraph below).  Growth’s dominance is clearly shown by the performances of the two widely-followed style subindexes of the S&P 500 over the six-month period ending April 30.  Specifically, the S&P 500 Growth rose 4.17% while the S&P 500 Value declined -11.48% (and the S&P 500 fell between them, with a return of -3.16%). Within the value subindex, stocks in the lowest quartile on a price-to-earnings ratio (“p/e”) basis fell fully -30.04%.  In this environment, the Fund’s “large-cap value” portfolio declined -14.28%.  As these numbers show, it was a volatile half-year period for the stock market, with most domestic stock indexes careening downward in March only to bounce back sharply on the back of primarily higher-risk “growth” stocks in April.  As a consequence, large “value” stocks were broadly out of favor for much of the period.  Following is a summary of average annual total returns through April 30, 2020:

		S&P 500		Lipper Large-Cap
	Fund	Value Index	S&P 500 Index	Value Funds Index
1-year	-10.39%	-6.66%	0.86%	-10.38%
5-year	4.89%	5.26%	9.12%	4.30%
10-year	9.17%	9.09%	11.69%	8.28%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524 or visiting www.edgarlomax.com.  Before deducting fees that the Advisor contractually waived or expenses of the Fund that the Advisor absorbed, the gross expense ratio is 0.97%*; however, after such waivers or absorptions, the Fund’s maximum net expense ratio is 0.71%.  Including the voluntary performance-based waiver arrangement, actual Total Annual Fund Operating Expenses (the net expenses that investors paid) were 0.71% for the fiscal year ended October 31, 2019.

The Fund remains solidly positioned for the future.  As we have stated in previous reports, the types of stocks we buy are often referred to as “blue chips” in the investment community.  Historically, they have held their values comparatively well in down markets.  However, the first three months of 2020 saw a decline that was sharp and broad, even affecting financially-strong and profitable large value companies.  As the “babies” were thrown out with the bath water, our stocks were left remarkably cheap.  For example, our p/e based on past one-year earnings through April 30 stood at 14, while the S&P 500 and S&P 500 Value p/e were an appreciably higher 22 and 18, respectively.  Consequently, we believe that the true, or “intrinsic,” value of our portfolio of generally profitable, dividend-paying companies has not yet fully been recognized by the investment community.
__________________

*
Figures are from the Fund’s prospectus dated February 28, 2020.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.70% (excluding acquired funds fees and expenses, interest, taxes and extraordinary expenses) through at least February 27, 2021.  In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index.  While the Advisor may discontinue its voluntary waiver any time after February 27, 2021, it has no current intention of doing so.

Before discussing some of our specific holdings and how they performed in the year’s first six months, please note that the entire list of Fund investments is included in this report in a section called “Schedule of Investments.”  Given the stock market’s deep decline in March due to the arrival of the coronavirus, it shouldn’t be a surprise that the Fund’s Health Care holdings rose to the top with an average gain of about 6.8%.  Investors positioned themselves to benefit from potential therapies and vaccines the sector will hopefully develop in response to the coronavirus.  In the Health Care sector, Gilead Sciences is our second largest holding and, when combined with its 35.7% return, made a very nice positive contribution to the Fund’s total return in the six-month time frame.  Gilead is certainly in position to continue helping the cause, as its dividend yield remains attractive at 3.7%.  In comparison, the S&P 500 trades at a dividend yield of only 2.0%.

Finally, our Energy names fell about -27.1% as a group, primarily due to the dramatic fall in oil prices that accompanied the global decline in travel and manufacturing.  Exxon’s roughly -31.7% decline, along with its heavy weighting in our portfolio, drove the sector’s negative impact on our portfolio.  The Energy sector in general is facing stiff headwinds in the form of downward demand pressure.  However, this is a company with outstanding fundamentals, namely a relatively low level of debt, a very attractive 7.5% dividend yield and a reasonable p/e ratio of 17.  Though challenges remain, the “sell off,” in our opinion, was overdone.  We believe it can perform strongly over the long term and, if the market weakens, Exxon’s current valuation may provide downside protection.

Thank you, once again, for your confidence in our management of the Fund.  We remain committed to handling your hard-earned money as carefully as we do our own.

Cordially,

Randall R. Eley	Thomas B. Murray
Chief Investment Officer	Portfolio Manager

____________________

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk; principal loss is possible.  “Value” investing as a strategy may be out of favor in the market for an extended period.  Value stocks can perform differently from the market as a whole and from other types of stocks.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The opinions expressed are those of The Edgar Lomax Company, the Fund’s investment advisor, are subject to change, and forecasts made cannot be guaranteed.  Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.

The Price-to-Earnings (P/E) Ratio is calculated by dividing the current price of a stock by the company’s trailing 12 months’ earnings per share.

The Dividend Yield is calculated by dividing a company’s per-share projected annual dividend payment by the company’s stock price per share.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.  The S&P 500 Value Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong value characteristics.  The S&P 500 Growth Index is a capitalization-weighted index of stocks in the S&P 500® Index which exhibit strong growth characteristics.  The Lipper Large-Cap Value Funds Index measures the performance of 30 of the largest funds in the large cap value category as tracked by Lipper, Inc.  You cannot invest directly in an index.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at April 30, 2020 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/19 – 4/30/20).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/19	4/30/20	11/1/19 – 4/30/20
Actual	$1,000.00	$ 857.20	$2.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	$2.87

*
Expenses are equal to the Fund’s annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

EDGAR LOMAX VALUE FUND

INDUSTRY ALLOCATION OF PORTFOLIO ASSETS at April 30, 2020 (Unaudited)

Percentages represent market value as a percentage of total investments.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited)

Shares	COMMON STOCKS - 97.70%	Value

	Beverage and Tobacco Product Manufacturing - 4.22%
3,850	Altria Group, Inc.	$151,112
71,200	Coca-Cola Co.	3,267,368
6,300	PepsiCo, Inc.	833,427
		4,251,907
	Broadcasting (Except Internet) - 2.69%
46,000	Comcast Corp. - Class A	1,730,980
9,091	Walt Disney Co.	983,192
		2,714,172
	Chemical Manufacturing - 7.67%
9,800	AbbVie, Inc.	805,560
13,500	Bristol-Myers Squibb Co.	820,935
15,800	Dow, Inc.	579,702
144,102	Pfizer, Inc.	5,527,753
		7,733,950
	Computer and Electronic Product Manufacturing - 10.50%
126,600	Cisco Systems, Inc.	5,365,308
22,000	Intel Corp.	1,319,560
4,400	Otis Worldwide Corp.	224,004
44,755	Raytheon Technologies Corp.	2,900,571
6,700	Texas Instruments, Inc.	777,669
		10,587,112
	Couriers and Messengers - 0.70%
7,400	United Parcel Service, Inc. - Class B	700,484

	Credit Intermediation and Related Activities - 8.96%
3,700	American Express Co.	337,625
96,100	Bank of America Corp.	2,311,205
26,200	Bank of New York Mellon Corp.	983,548
45,700	Capital One Financial Corp.	2,959,532
13,600	Citigroup, Inc.	660,416

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), continued

Shares	COMMON STOCKS - 97.70%	Value

	Credit Intermediation and Related Activities - 8.96%, continued
13,700	JPMorgan Chase & Co.	$1,311,912
16,100	Wells Fargo & Co.	467,705
		9,031,943
	Electrical Equipment, Appliance, and
	Component Manufacturing - 0.98%
17,300	Emerson Electric Co.	986,619

	Food Manufacturing - 2.72%
26,900	Kraft Heinz Co.	815,877
37,500	Mondelez International, Inc. - Class A	1,929,000
		2,744,877
	General Merchandise Stores - 0.93%
8,500	Target Corp.	932,790

	Health and Personal Care Stores - 4.62%
107,500	Walgreens Boots Alliance, Inc.	4,653,675

	Insurance Carriers and Related Activities - 9.77%
54,900	Allstate Corp.	5,584,428
118,300	MetLife, Inc.	4,268,264
		9,852,692
	Machinery Manufacturing - 1.47%
8,800	Carrier Global Corp. (a)	155,848
11,400	Caterpillar, Inc.	1,326,732
		1,482,580
	Merchant Wholesalers, Durable Goods - 3.52%
12,400	3M Co.	1,883,808
11,700	Honeywell International, Inc.	1,660,230
		3,544,038
	Oil and Gas Extraction - 0.35%
21,000	Occidental Petroleum Corp.	348,600

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), continued

Shares	COMMON STOCKS - 97.70%	Value

	Petroleum and Coal Products Manufacturing - 8.38%
46,800	Chevron Corp.	$4,305,600
89,200	Exxon Mobil Corp.	4,145,124
		8,450,724
	Professional, Scientific, and Technical Services - 2.79%
22,400	International Business Machines Corp.	2,812,544

	Rail Transportation - 1.57%
9,900	Union Pacific Corp.	1,581,921

	Real Estate - 0.38%
5,800	Simon Property Group, Inc.	387,266

	Securities, Commodity Contracts, and Other Financial Investments
	and Related Activities - 3.55%
900	BlackRock, Inc.	451,836
13,300	Gilead Sciences, Inc.	1,117,200
9,000	Goldman Sachs Group, Inc.	1,650,780
9,100	Morgan Stanley	358,813
		3,578,629
	Support Activities for Mining - 0.36%
21,500	Schlumberger, Ltd. (b)	361,630

	Telecommunications - 7.10%
142,500	AT&T, Inc.	4,341,975
49,000	Verizon Communications, Inc.	2,815,050
		7,157,025
	Transportation Equipment Manufacturing - 4.02%
93,000	Ford Motor Co.	473,370
15,000	General Dynamics Corp.	1,959,300
23,600	General Motors Co.	526,044
2,800	Lockheed Martin Corp.	1,089,368
		4,048,082

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 2020 (Unaudited), continued

Shares	COMMON STOCKS - 97.70%	Value

	Utilities - 10.45%
23,900	Duke Energy Corp.	$2,023,374
134,200	Exelon Corp.	4,976,136
40,900	Kinder Morgan, Inc.	622,907
51,400	Southern Co.	2,915,922
		10,538,339
	TOTAL COMMON STOCKS (Cost $115,090,990)	98,481,599

	MONEY MARKET FUND - 2.04%
2,058,742	Invesco STIT-Treasury Portfolio - Institutional Class, 0.10% (c)	2,058,742
	TOTAL MONEY MARKET FUND (Cost $2,058,742)	2,058,742
	Total Investments in Securities (Cost $117,149,732) - 99.74%	100,540,341
	Other Assets in Excess of Liabilities - 0.26%	264,678
	TOTAL NET ASSETS - 100.00%	$100,805,019

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of April 30, 2020.

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2020 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $117,149,732)	$100,540,341
Receivables
Fund shares sold	157,694
Dividends and interest	163,269
Prepaid expenses	19,529
Total assets	100,880,833

LIABILITIES
Payables
Fund shares redeemed	5,149
Administration fees	26,098
Transfer agent fees and expenses	20,198
Audit fees	10,279
Fund accounting fees	6,228
Custody fees	2,922
Advisory fees (Note 4)	1,885
Chief Compliance Officer fee	1,467
Legal fees	1,588
Total liabilities	75,814

NET ASSETS	$100,805,019

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$100,805,019
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	8,279,377
Net asset value, offering and redemption price per share	$12.18

COMPONENTS OF NET ASSETS
Paid-in capital	$102,930,197
Total distributable deficit	(2,125,178)
Net assets	$100,805,019

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS – For the six months ended April 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends	$1,862,929
Interest	23,071
Total investment income	1,886,000

EXPENSES
Advisory fees (Note 4)	315,950
Administration fees (Note 4)	94,328
Transfer agent fees and expenses (Note 4)	60,015
Fund accounting fees (Note 4)	19,990
Registration fees	15,992
Custody fees (Note 4)	10,443
Audit fees	10,278
Trustee fees and expenses	6,645
Chief Compliance Officer fee (Note 4)	5,968
Reports to shareholders	5,567
Legal fees	4,348
Other expenses	3,038
Insurance expense	1,087
Total expenses	553,649
Less: advisory fee waiver (Note 4)	(224,825)
Net expenses	328,824
Net investment income	1,557,176

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	13,522,855
Net change in unrealized depreciation on investments	(32,291,665)
Net realized and unrealized loss on investments	(18,768,810)
Net Decrease in Net Assets Resulting from Operations	$(17,211,634)

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,557,176	$2,514,686
Net realized gain/(loss) on investments	13,522,855	(62,225)
Net change in unrealized appreciation/(depreciation) on investments	(32,291,665)	7,461,222
Net increase/(decrease) in net assets resulting from operations	(17,211,634)	9,913,683

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions to shareholders	(2,708,829)	(11,966,806)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	1,671,923	35,798,183
Total increase/(decrease) in net assets	(18,248,540)	33,745,060

NET ASSETS
Beginning of period	119,053,559	85,308,499
End of period	$100,805,019	$119,053,559

(a)	A summary of share transactions is as follows:

	Six Months Ended
	April 30, 2020		Year Ended
	(Unaudited)		October 31, 2019
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,229,917	$16,627,566	3,171,720	$43,629,313
Shares issued on reinvestments of distributions	182,897	2,694,076	909,589	11,888,324
Shares redeemed	(1,338,288)	(17,649,719)	(1,439,975)	(19,719,454)
Net increase	74,526	$1,671,923	2,641,334	$35,798,183

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Six Months Ended
	April 30, 2020		Year Ended October 31,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.51		$15.33	$15.25	$13.00	$13.95	$15.83

Income from investment operations:
Net investment income	0.18		0.30	0.33	0.36	0.30	0.33
Net realized and unrealized
gain/(loss) on investments	(2.19)		0.87	1.06	2.25	0.60	(0.56)
Total from investment operations	(2.01)		1.17	1.39	2.61	0.90	(0.23)
Less distributions:
From net investment income	(0.32)		(0.31)	(0.36)	(0.29)	(0.35)	(0.26)
From net realized gain on investments	—		(1.68)	(0.95)	(0.07)	(1.50)	(1.39)
Total distributions	(0.32)		(1.99)	(1.31)	(0.36)	(1.85)	(1.65)

Net asset value, end of period	$12.18		$14.51	$15.33	$15.25	$13.00	$13.95
Total return	-14.28	%‡	9.07%	9.44%	20.43%	7.70%	-1.40%

Ratios/supplemental data:
Net assets, end of period (thousands)	$100,805		$119,054	$85,308	$81,873	$77,809	$67,542

Ratio of expenses to average net assets:
Before fees waived and
expenses absorbed	0.96	%†	0.96%	1.00%	1.06%	1.27%	1.31%
After fees waived
and expenses absorbed	0.57	%†	0.70%	0.70%	0.50%	0.64%	0.63%

Ratio of net investment income
to average net assets:
Before fees waived and
expenses absorbed	2.32	%†	2.10%	1.86%	1.90%	1.73%	1.66%
After fees waived and
expenses absorbed	2.71	%†	2.36%	2.16%	2.46%	2.36%	2.34%

Portfolio turnover rate	38.56	%‡	23.83%	40.62%	37.01%	56.00%	48.69%

†	Annualized
‡	Not Annualized

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund’s investment objective is to seek long-term capital growth while providing some income.  The Fund began operations on December 12, 1997.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), continued

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), continued

System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$22,463,264	$—	$—	$22,463,264
Information	9,871,196	—	—	9,871,196
Manufacturing	42,169,660	—	—	42,169,660
Mining, Quarrying, and Oil and
Gas Extraction	710,230	—	—	710,230
Professional, Scientific, and
Technical Services	2,812,544	—	—	2,812,544
Real Estate	387,266	—	—	387,266
Retail Trade	5,586,465	—	—	5,586,465
Transportation and Warehousing	2,282,405	—	—	2,282,405
Utilities	10,538,339	—	—	10,538,339
Wholesale Trade	1,660,230	—	—	1,660,230
Total Common Stocks	98,481,599	—	—	98,481,599
Money Market Fund	2,058,742	—	—	2,058,742
Total Investments in Securities	$100,540,341	$—	$—	$100,540,341

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), continued

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at April 30, 2020, the end of the reporting period.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Edgar Lomax Company (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. Additionally, the Advisor has agreed to voluntarily waive a portion of its management fee and pay certain Fund expenses such that “total annual fund operating expenses” will decline to 0.50% for underperformance versus the S&P 500® Value Index during either the 3-year or 5-year period. While this voluntary management fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the six months ended April 30, 2020, the Fund incurred $315,950 in advisory fees, of which the Advisor voluntarily waived $18,324 resulting in net advisory fees of $297,626 before expense limitation waivers. This excludes additional voluntarily waived expenses of $54,971.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit total annual fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.70% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended April 30, 2020, the Fund’s aggregate annual operating expenses were reduced to 0.57% of the Fund’s average daily net assets, including contractual expense limits. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), continued

the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2020, excluding amounts voluntarily waived, the Advisor reduced its fees and absorbed Fund expenses in the amount of $151,530; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Expires	Amount
10/31/2020	$134,935
10/31/2021	249,949
10/31/2022	280,759
4/30/2023	151,530
$817,173

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2020 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp.  The Board of the Fund has approved a new distribution agreement to enable Quasar to continue serving as the Fund’s Distributor.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services.  These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $46,363 of sub-transfer agent fees during the six months ended April 30, 2020. These fees are included in the transfer agent fees and expenses amount indicated in the statement of operations.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 2020 (Unaudited), continued

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2020, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $46,169,898 and $42,347,289, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended April 30, 2020 and the year ended October 31, 2019 was as follows:

	Six Months Ended	Year Ended
	April 30, 2020	October 31, 2019
Net investment income	$2,708,829	$1,867,891
Long-term capital gains	—	10,098,915

As of October 31, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$103,116,547
Gross tax unrealized appreciation	20,806,968
Gross tax unrealized depreciation	(5,165,000)
Net tax unrealized appreciation (a)	15,641,968
Undistributed ordinary income	2,216,714
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(63,397)
Total distributable earnings	2,153,317
Total accumulated earnings/(losses)	$17,795,285

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2019, the Fund had the following tax basis capital losses to offset future capital gains:

	Capital Loss Carryover	Expires
Short-Term	$63,397	Indefinite

NOTE 7 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2020, National Financial Services, LLC, for the benefit of its customers, owned 27.0% of the outstanding shares of the Fund.

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at April 30, 2020 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q and Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020).  The Fund’s Form N-Q and Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-Q and Form N-PORT is also available by calling 1-866-205-0524.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0524 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At meetings held on October 23-24 and December 4-5, 2019, the Board (which at the time was comprised of five persons, all of whom were Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and The Edgar Lomax Company (the “Advisor”) on behalf of the Edgar Lomax Value Fund (the “Fund”).  At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan, and risk management process.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss the Fund’s performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2019, on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications and appropriate securities market benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.

The Board noted that the Fund outperformed the peer group median of its Morningstar comparative universe for the one-year, three-year, five-year and ten-year periods.

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

The Board also considered any differences in performance between the Advisor’s separately managed accounts and the performance of the Fund, noting that the Fund underperformed the similarly managed account composite for the one-, three-, five-, and ten-year periods ended June 30, 2019. The Board reviewed the performance of the Fund against broad-based securities market benchmarks noting that it had outperformed its primary benchmark index for the one-year period and underperformed for the three-, five-, and ten-year periods. The Board also noted that the Fund outperformed both its secondary and tertiary benchmark indices for the one-, three-, five- and ten-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements for the Fund.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to limit the annual expense ratio for the Fund to no more than 0.70% (the “Expense Cap”).  Additionally, the Board noted that the Advisor had voluntarily agreed to waive a portion of its advisory fees in the event, at the end of any month, the Fund’s trailing three-year and/or five-year average annual total return was less than that of a specific index.  The Board noted that the Fund’s total expense ratio was below its peer group median and average both within the broader universe of peers and among a narrower peer group, adjusted to include only funds with similar asset sizes.  Additionally, the Board considered that the contractual advisory fee was below the peer group median and average, both within the broader universe of peers and among a narrower peer group adjusted to include only funds with similar asset sizes. The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, in addition to the voluntary expense limitation which was in effect during portions of the period, the advisory fees received from the Fund were below the peer group median and average as of the year ended June 30, 2019.

The Board also considered the services the Advisor provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were in some cases higher than the fees charged to the Advisor’s similarly managed account clients due to the increased services provided to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fee to be paid to the Advisor was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board further noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap.  The Board noted that at current asset levels, it did not appear that there were

EDGAR LOMAX VALUE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), continued

additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continue to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, such as “soft dollar” benefits that may be received in exchange for Fund brokerage.  The Board also considered that the Fund does not charge Rule 12b-1 fees.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate resources and profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including the advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interest of the Fund and its shareholders.

EDGAR LOMAX VALUE FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and/or

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
The Edgar Lomax Company
5971 Kingstowne Village Parkway, Suite 240
Alexandria, VA 22315
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
1-866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call 1-866-205-0524.

ED-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date    7/8/2020

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date    7/7/2020

* Print the name and title of each signing officer under his or her signature